SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Indefinite-Lived Intangible Assets (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 01, 2023 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 01, 2024	Mar. 31, 2024 USD ($)
Goodwill [Line Items]
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Amortization of intangibles
Goodwill impairment				$ 0	$ 0	$ 9,000
Carrying amount of indefinite-lived intangible assets for which excess of fair value over carrying value is less than 20%		$ 0		0
Impairment charges on indefinite-lived intangible assets	$ 79,900		$ 7,600
Intangible assets with indefinite lives		286,151		$ 286,151	$ 286,151
Discount Rate | Trade names
Goodwill [Line Items]
Indefinite-lived impairment measurement input (as a percent)	15.50%		16.00%
Discount Rate | Minimum | Indefinite-lived Intangible Assets
Goodwill [Line Items]
Indefinite-lived impairment measurement input (as a percent)					13.50%
Discount Rate | Maximum | Indefinite-lived Intangible Assets
Goodwill [Line Items]
Indefinite-lived impairment measurement input (as a percent)					14.00%
Royalty Rate | Trade names
Goodwill [Line Items]
Indefinite-lived impairment measurement input (as a percent)	6.00%		8.00%
Royalty Rate | Minimum | Indefinite-lived Intangible Assets
Goodwill [Line Items]
Measurement input (as a percent)					0.02
Royalty Rate | Maximum | Indefinite-lived Intangible Assets
Goodwill [Line Items]
Measurement input (as a percent)					0.08
People Inc.
Goodwill [Line Items]
Number of operating segments | segment				2
Number of reportable segments | segment				2
Intangible assets with indefinite lives								$ 20,700
Care.com
Goodwill [Line Items]
Goodwill impairment		207,500
Carrying amount of indefinite-lived intangible assets for which excess of fair value over carrying value is less than 20%		$ 283,400		$ 283,400
Care.com | Discount Rate
Goodwill [Line Items]
Goodwill measurement input (as a percent)					14.50%		14.00%
Digital | Discount Rate
Goodwill [Line Items]
Goodwill measurement input (as a percent)							14.50%
Vivian Health | Discount Rate
Goodwill [Line Items]
Goodwill measurement input (as a percent)					23.00%
Mosaic Group
Goodwill [Line Items]
Goodwill impairment						$ 9,000